As filed with the Securities and Exchange Commission on  January 29, 2009

Securities Act Registration No. 333-7305

Investment Company Act Registration No. 811-7685

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[Ö]

Pre-Effective Amendment No. _____	[ ]

Post-Effective Amendment No. 48	[Ö]
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[Ö]

Amendment No. 49

FRONTEGRA FUNDS, INC.

(Exact Name of Registrant as Specified in Charter)

400 Skokie Boulevard, Suite 500
Northbrook, Illinois	60062
(Address of Principal Executive Offices)	(Zip Code)

Registrant’s Telephone Number, including Area Code:  (847) 509-9860

William D. Forsyth III

400 Skokie Blvd., Suite 500

Northbrook, Illinois  60062

 (Name and Address of Agent for Service)

Copies to:

Carol A. Gehl

Godfrey & Kahn, S.C.

780 North Water Street

Milwaukee, Wisconsin  53202

It is proposed that this filing will become effective (check appropriate box):

[  ]

immediately upon filing pursuant to paragraph (b) of Rule 485

[Ö]

on February 27, 2009 pursuant to paragraph (b) of Rule 485

[  ]

60 days after filing pursuant to paragraph (a)(1) of Rule 485

[  ]

on (date) pursuant to paragraph (a)(1) of Rule 485

[  ]

75 days after filing pursuant to paragraph (a)(2) of Rule 485

[  ]

on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate check the following box:

[Ö]

This post-effective amendment designates a new effective date for a previously filed post- effective amendment.

EXPLANATORY NOTE

Designation of New Effective Date for Previously Filed Post-Effective Amendment

Post-Effective Amendment No. 43 (the “Amendment”) was filed pursuant to Rule 485(a)(2) under the Securities Act of 1933 on August 22, 2008 and, pursuant to Rule 485(a)(2), would have become effective on November 5, 2008.

Post-Effective Amendment No. 45 was filed pursuant to Rule 485(b)(1)(iii) on November 4, 2008 for the sole purpose of extending the date upon which the Amendment was to become effective to December 5, 2008.

Post-Effective Amendment No. 46 was filed pursuant to Rule 485(b)(1)(iii) on December 4, 2008 for the sole purpose of extending the date upon which the Amendment was to become effective to January 2, 2009.

Post-Effective Amendment No. 47 was filed pursuant to Rule 485(b)(1)(iii) on December 31, 2008 for the sole purpose of extending the date upon which the Amendment was to become effective to January 30, 2009.

This Post-Effective Amendment No. 48 is being filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating February 27, 2009 as the new date upon which the Amendment will become effective.

This Post-Effective Amendment No. 48 incorporates by reference the information contained in Parts A, B and C of the Amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 48 to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in the City of Northbrook and State of Illinois on the 28th day of January, 2009.

FRONTEGRA FUNDS, INC. (Registrant)

By:

/s/ William D. Forsyth III

William D. Forsyth III

President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 48 to the Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the date(s) indicated.

Name	Title	Date

/s/ William D. Forsyth III	President, Secretary and a Director (principal executive officer)	January 28, 2009
William D. Forsyth III

/s/ Elyce D. Dilworth	Treasurer and Assistant Secretary (principal financial officer)	January 28, 2009
Elyce D. Dilworth

Director*
David L. Heald

Director*
James M. Snyder

*By: /s/ William D. Forsyth III
William D. Forsyth III President Attorney-in-fact pursuant to Power of Attorney filed on May 24, 2007, Post-Effective Amendment No. 29.